Fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets (liabilities):
Contingent consideration related to business combinations	$ (3,883)	$ (7,079)
Fair Value, Recurring | Level 1
Financial assets (liabilities):
Contingent consideration related to business combinations	0	0
Total financial assets (liabilities)	0	0
Fair Value, Recurring | Level 2
Financial assets (liabilities):
Contingent consideration related to business combinations	0	0
Total financial assets (liabilities)	(346)	161
Fair Value, Recurring | Level 3
Financial assets (liabilities):
Contingent consideration related to business combinations	(3,883)	(7,079)
Total financial assets (liabilities)	(3,883)	(7,079)
Fair Value, Recurring | Derivatives designated as hedging instruments | Level 1
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	0	0
Fair Value, Recurring | Derivatives designated as hedging instruments | Level 2
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	(346)	160
Fair Value, Recurring | Derivatives designated as hedging instruments | Level 3
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets	$ 0	0
Fair Value, Recurring | Derivatives not designated as hedging instruments | Level 1
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets		0
Fair Value, Recurring | Derivatives not designated as hedging instruments | Level 2
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets		1
Fair Value, Recurring | Derivatives not designated as hedging instruments | Level 3
Financial assets (liabilities):
Foreign currency contracts designated as hedge instruments, included in prepaid expenses and other current assets		$ 0